Financial Risk Management Objectives - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Detail)
€ in Thousands, ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 SGD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 EUR (€)	Aug. 13, 2014 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	$ 169,587,000							$ 155,632,000
Financial liabilities denominated in a currency different	147,897,000							75,466,000							$ 0
Foreign currency risk [Member] | United States dollar (USD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	15,304,000							10,025,000
Financial liabilities denominated in a currency different	$ 58,526,000							$ 7,501,000
Foreign currency risk [Member] | Thai Baht (THB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ฿		฿ 326							฿ 13,241
Financial liabilities denominated in a currency different | ฿		฿ 30							฿ 30
Foreign currency risk [Member] | Singapore dollars (SGD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different				$ 130							$ 113
Financial liabilities denominated in a currency different				$ 6							$ 6
Foreign currency risk [Member] | Taiwan dollar (TWD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different					$ 9,929							$ 3,357
Financial liabilities denominated in a currency different					$ 5,104							$ 4,820
Foreign currency risk [Member] | Renminbi (RMB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ¥			¥ 18							¥ 18
Foreign currency risk [Member] | Hong Kong, dollar (HKD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different						$ 10,678							$ 8,017
Financial liabilities denominated in a currency different						$ 28							$ 28
Foreign currency risk [Member] | Euro (EUR) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | €							€ 125							€ 249
Financial liabilities denominated in a currency different | €							€ 519							€ 413